UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-22026

              The Gabelli ESG Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli ESG Fund, Inc.

Semiannual Report — September 30, 2020

Your Portfolio Management Team

Christopher C. Desmarais	Christopher J. Marangi	Kevin V. Dreyer	Ian Lapey	Melody Prenner Bryant

To Our Shareholders,

For the six months ended September 30, 2020, the net asset value (NAV) per Class AAA Share of the Gabelli ESG Fund an increased 25.3% compared with an increase of 31.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2020.

Comparative Results

Average Annual Returns through September 30, 2020 (a)(b) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (6/01/07)
Class AAA (ESGGX)	25.26%	2.12%	1.75%	5.66%	6.60%	5.32%
S&P 500 Index	31.31	15.15	12.28	14.15	13.74	8.31
Class A (ESGHX)	25.29	2.20	1.75	5.67	6.61	5.33
With sales charge (c)	18.08	(3.68)	0.24	4.42	5.98	4.87
Class C (ESGJX)	25.32	2.08	1.21	5.01	5.87	4.60
With contingent deferred sales charge (d)	24.32	1.08	1.21	5.01	5.87	4.60
Class I (ESGKX)	25.33	2.17	1.94	5.88	6.84	5.57

In the current prospectuses dated July 29, 2020, the gross expense ratios for Class AAA, A, C, and I are 1.94%, 1.94%, 2.69%, and 1.69%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.92%. See page 8 for the expense ratios for the six months ended September 30, 2020. The contractual reimbursements are in effect through July 31, 2021. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  The Fund’s fiscal year ends March 31.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://gabelli.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Gabelli ESG Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from April 1, 2020 through September 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000

= 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/20	Ending Account Value 09/30/20	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli ESG Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,252.60	0.90%	$5.08
Class A	$1,000.00	$1,252.90	0.90%	$5.08
Class C	$1,000.00	$1,253.20	0.90%	$5.08
Class I	$1,000.00	$1,253.30	0.90%	$5.08
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.56	0.90%	$4.56
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	$1,000.00	$1,020.56	0.90%	$4.56
Class I	$1,000.00	$1,020.56	0.90%	$4.56

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2020:

Gabelli ESG Fund, Inc.
Financial Services	19.7%
Health Care.	12.4%
Food	12.3%
Computer Software and Services	7.2%
Machinery	7.2%
Equipment and Supplies	4.8%
Energy and Utilities	4.4%
Beverage	3.9%
Consumer Products	3.8%
Environmental Services	3.3%
Telecommunications	2.6%
Cable and Satellite	2.4%
Entertainment	2.2%
Business Services	2.1%
Broadcasting	1.7%

Diversified Industrial	1.7%
Specialty Chemicals	1.6%
Retail	1.5%
Automotive	1.3%
Computer Hardware	1.0%
Building and Construction	0.6%
U.S. Treasury Bills	0.7%
Semiconductors	0.4%
Consumer Services	0.3%
Automotive: Parts and Accessories .	0.2%
Airlines	0.1%
Other Assets and Liabilities (Net)	0.6%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.7%
	Airlines — 0.1%
1,200	Delta Air Lines Inc	$64,809	$36,696

	Automotive — 1.3%
3,500	Daimler AG	197,016	188,909
1,900	Toyota Motor Corp., ADR	226,053	251,636

		423,069	440,545

	Automotive: Parts and Accessories — 0.2%
2,700	Gentex Corp	73,433	69,525

	Beverage — 3.9%
16,200	Danone SA	1,132,834	1,048,837
4,600	The Coca-Cola Co	218,407	227,102

		1,351,241	1,275,939

	Broadcasting — 1.7%
2,000	Liberty Broadband Corp., Cl. C†	80,778	285,740
8,160	Liberty Media Corp.-
	Liberty SiriusXM, Cl. C†	194,968	269,933

		275,746	555,673

	Building and Construction — 0.6%
700	Cavco Industries Inc.†	117,335	126,217
2,000	Johnson Controls
	International plc	52,865	81,700

		170,200	207,917

	Business Services — 2.1%
7,000	Macquarie Infrastructure Corp	226,870	188,230
13,000	ServiceMaster Global Holdings
	Inc.†	382,662	518,440

		609,532	706,670

	Cable and Satellite — 2.4%
15,100	Comcast Corp., Cl. A	294,571	698,526
3,500	EchoStar Corp., Cl. A†	112,846	87,115

		407,417	785,641

	Computer Hardware — 1.0%
2,750	International Business Machines
	Corp	376,692	334,593

	Computer Software and Services — 7.2%
800	Alphabet Inc., Cl. A†	889,084	1,172,480
4,200	Cisco Systems Inc	189,244	165,438
3,850	Dell Technologies Inc., Cl. C†	212,579	260,607
10,000	Hewlett Packard Enterprise Co	130,822	93,700
7,500	Intel Corp	402,360	388,350
1,370	Microsoft Corp	169,562	288,152

		1,993,651	2,368,727

	Consumer Products — 3.8%
3,000	Energizer Holdings Inc	88,717	117,420

			Market
Shares		Cost	Value
14,950	Sony Corp., ADR	$349,202	$1,147,413

		437,919	1,264,833

	Consumer Services — 0.3%
8,000	Resideo Technologies Inc.†	74,119	88,000

	Diversified Industrial — 1.7%
6,050	ABB Ltd., ADR	137,466	153,973
2,150	Agilent Technologies Inc	158,010	217,021
1,000	Union Pacific Corp	165,041	196,870

		460,517	567,864

	Energy and Utilities — 4.4%
5,100	NextEra Energy Inc	794,067	1,415,556
5,000	PG&E Corp.†	46,200	46,950

		840,267	1,462,506

	Entertainment — 2.2%
3,700	The Walt Disney Co	420,882	459,096
10,000	Vivendi SA	217,738	279,045

		638,620	738,141

	Environmental Services — 3.3%
25,000	BioHiTech Global Inc.†	47,514	36,250
35,000	Evoqua Water Technologies Corp.†	502,719	742,700
3,000	Waste Connections Inc	87,896	311,400

		638,129	1,090,350

	Equipment and Supplies — 4.8%
20,000	Mueller Water Products Inc., Cl. A	66,201	207,800
790	Parker-Hannifin Corp	112,609	159,848
5,000	Ranpak Holdings Corp.†	39,983	47,600
11,500	Watts Water Technologies Inc., Cl. A.	394,235	1,151,725

		613,028	1,566,973

	Financial Services — 19.7%
106,430	Aegon NV	534,545	277,022
13,300	Ally Financial Inc	359,895	333,431
5,000	American Express Co	440,849	501,250
69,000	Commerzbank AG†	535,142	339,212
32,500	Credit Agricole SA†	401,106	284,719
57,000	Daiwa Securities Group Inc	281,912	238,182
3,034	Diamond Hill Investment Group Inc	422,561	383,255
15,900	Franklin Resources Inc	509,622	323,565
13,500	ING Groep NV†	103,158	95,871
16,200	Janus Henderson Group plc	358,445	351,864
12,500	Kinnevik AB, Cl. B	376,804	508,955
12,416	NN Group NV	524,204	466,559
6,100	PayPal Holdings Inc.†	194,721	1,201,883
10,044	Societe Generale SA†	300,989	133,282
68,000	Standard Chartered plc†	555,586	312,457
3,250	State Street Corp	177,142	192,823
11,900	The Bank of New York Mellon Corp	616,540	408,646

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,420	The PNC Financial Services Group
	Inc	$162,550	$156,072

		6,855,771	6,509,048

	Food — 12.3%
37,200	Conagra Brands Inc	888,165	1,328,412
11,000	Mondele¯z International Inc., Cl. A	313,644	631,950
9,900	Nestlé SA.	561,695	1,175,252
12,300	The Hain Celestial Group Inc.†	274,413	421,890
7,900	Unilever plc, ADR	250,853	487,272

		2,288,770	4,044,776

	Health Care — 12.4%
3,250	Baxter International Inc	256,914	261,365
600	Becton, Dickinson and Co	141,536	139,608
17,000	Bristol Myers Squibb Co	840,926	1,024,930
1,300	Cigna Corp	213,983	220,233
4,500	Gilead Sciences Inc	299,747	284,355
2,775	GlaxoSmithKline plc, ADR	114,587	104,451
1,350	HCA Healthcare Inc	143,470	168,318
9,000	Henry Schein Inc.†	533,311	529,020
4,700	Medtronic plc.	436,644	488,424
8,100	Takeda Pharmaceutical Co. Ltd.,
	ADR	166,010	144,504
4,300	Zoetis Inc	211,144	711,091

		3,358,272	4,076,299

	Machinery — 7.2%
700	Caterpillar Inc	104,054	104,405
108,500	CNH Industrial NV†	1,073,595	848,470
17,000	Xylem Inc	410,404	1,430,040

		1,588,053	2,382,915

	Retail — 1.5%
2,100	Lowe’s Companies Inc	211,010	348,306

			Market
Shares		Cost	Value
2,600	The TJX Companies Inc	$129,281	$144,690

		340,291	492,996

	Semiconductors — 0.4%
215	NVIDIA Corp	38,375	116,362

	Specialty Chemicals — 1.6%
4,300	International Flavors & Fragrances
	Inc	524,887	526,535

	Telecommunications — 2.6%
7,700	AT&T Inc	251,520	219,527
11,000	Loral Space & Communications Inc	386,223	201,300
6,400	SoftBank Group Corp., ADR	144,047	196,864
18,700	Vodafone Group plc, ADR	378,919	250,954

		1,160,709	868,645

	TOTAL COMMON STOCKS	25,603,517	32,578,169

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$ 210,000	U.S. Treasury Bill,
	0.097%††,
	12/10/20	209,961	209,965

	TOTAL INVESTMENTS — 99.4%	$25,813,478	32,788,134

	Other Assets and Liabilities (Net) — 0.6%		210,697

	NET ASSETS — 100.0%		$32,998,831

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Assets and Liabilities

September 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $25,813,478)	$32,788,134
Receivable for investments sold	228,599
Receivable for Fund shares sold	1,803
Receivable from Adviser	27,569
Dividends receivable	117,287
Prepaid expenses	24,676

Total Assets	33,188,068

Liabilities:
Payable to custodian	33,064
Payable for Fund shares redeemed	23,649
Payable for investments purchased	10,917
Payable for investment advisory fees	27,536
Payable for distribution fees	6,962
Payable for payroll expenses	893
Payable for shareholder communications expenses	47,607
Payable for legal and audit fees	23,227
Other accrued expenses	15,382

Total Liabilities	189,237

Net Assets (applicable to 2,539,643 shares outstanding)	$32,998,831

Net Assets Consist of:
Paid-in capital	$23,255,073
Total distributable earnings	9,743,758

Net Assets.	$32,998,831

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,983,403 ÷ 688,867 shares outstanding)	$13.04

Class A:
Net Asset Value and redemption price per share ($8,738,471 ÷ 670,763 shares outstanding)	$13.03

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.82

Class C:
Net Asset Value and offering price per share ($3,834,276 ÷ 326,976 shares outstanding)	$11.73	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($11,442,681 ÷ 853,037 shares outstanding.	$13.41

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,447)	$351,225
Interest	202

Total Investment Income	351,427

Expenses:
Investment advisory fees	162,521
Distribution fees—Class AAA.	10,817
Distribution fees—Class A	10,655
Distribution fees—Class C	20,984
Registration expenses	31,340
Shareholder communications expenses	19,422
Legal and audit fees	30,526
Shareholder services fees	14,405
Directors’ fees	12,553
Custodian fees	4,525
Payroll expenses	1,085
Miscellaneous expenses	9,479

Total Expenses	328,312

Less:
Expenses reimbursed by Adviser (See Note 3)	(181,283)
Expenses paid indirectly by broker (See Note 6)	(760)

Total credits and reimbursements	(182,043)

Net Expenses	146,269

Net Investment Income.	205,158

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,075,795
Net realized loss on foreign currency transactions .	(78)

Net realized gain on investments and foreign currency transactions.	1,075,717

Net change in unrealized appreciation/depreciation: on investments	5,875,192
on foreign currency translations	4,132

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	5,879,324

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,955,041

Net Increase in Net Assets Resulting from Operations	$7,160,199

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Operations:
Net investment income	$205,158	$452,301
Net realized gain on investments and foreign currency transactions	1,075,717	1,971,726
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,879,324	(6,499,412)

Net Increase/(Decrease) in Net Assets Resulting from Operations	7,160,199	(4,075,385)

Distributions to Shareholders:
Class AAA	—	(1,622,177)
Class A	—	(1,410,988)
Class C	—	(941,974)
Class I	—	(2,083,553)

Distributions to Shareholders	—	(6,058,692)

Capital Share Transactions:
Class AAA	(436,005)	(1,050,236)
Class A	(579,813)	1,070,723
Class C	(1,142,706)	(1,846,759)
Class I	(1,005,212)	(2,228,989)

Net Decrease in Net Assets from Capital Share Transactions	(3,163,736)	(4,055,261)

Redemption Fees.	—	145

Net Increase/(Decrease) in Net Assets	3,996,463	(14,189,193)
Net Assets:
Beginning of year.	29,002,368	43,191,561

End of period	$32,998,831	$29,002,368

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Expenses Net of Waivers/ Reimburse- ments	Expenses Before Waivers/Reim- bursements(c)	Portfolio Turnover Rate
Class AAA
2021(d)	$10.40	$ 0.08	$ 2.56	$ 2.64	—	—	—	$0.00	$13.04	25.26%	$ 8,983	1.26%(e)	0.90%(e)	2.01%(e)	5%
2020	14.03	0.16(f)	(1.59)	(1.43)	$(0.09)	$(2.11)	$(2.20)	0.00	10.40	(13.50)	7,530	1.13(f)	1.14	1.92	18
2019	15.35	0.07	(0.37)	(0.30)	—	(1.02)	(1.02)	0.00	14.03	(1.92)	11,227	0.49	1.25	1.87	29
2018	15.57	(0.02)	0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	15.35	3.85	13,665	(0.10)	1.25	1.73	8
2017	14.29	0.04	1.81	1.85	—	(0.57)	(0.57)	0.00	15.57	13.14	15,409	0.27	1.39	1.67	18
2016	14.85	(0.04)	(0.22)	(0.26)	—	(0.30)	(0.30)	0.00	14.29	(1.79)	17,532	(0.29)	1.68	1.68	14
Class A
2021(d)	$10.39	$ 0.08	$2.56	$ 2.64	—	—	—	$0.00	$13.03	25.29%	$ 8,739	1.26%(e)	0.90%(e)	2.01%(e)	5%
2020	14.02	0.15(f)	(1.58)	(1.43)	$(0.09)	$(2.11)	$(2.20)	0.00	10.39	(13.51)	7,455	1.11(f)	1.13	1.92	18
2019	15.33	0.08	(0.37)	(0.29)	—	(1.02)	(1.02)	0.00	14.02	(1.85)	8,958	0.51	1.25	1.87	29
2018	15.55	(0.02)	0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	15.33	3.85	16,280	(0.10)	1.25	1.73	8
2017	14.28	0.04	1.80	1.84	—	(0.57)	(0.57)	0.00	15.55	13.08	17,569	0.26	1.39	1.67	18
2016	14.84	(0.04)	(0.22)	(0.26)	—	(0.30)	(0.30)	0.00	14.28	(1.79)	20,002	(0.29)	1.68	1.68	14
Class C
2021(d)	$ 9.35	$ 0.07	$2.31	$ 2.38	—	—	—	$0.00	$11.73	25.32%	$ 3,834	1.27%(e)	0.90%(e)	2.76%(e)	5%
2020	12.80	0.08(f)	(1.42)	(1.34)	—	$(2.11)	$(2.11)	0.00	9.35	(13.93)	4,022	0.60(f)	1.68	2.67	18
2019	14.20	(0.03)	(0.35)	(0.38)	—	(1.02)	(1.02)	0.00	12.80	(2.65)	7,347	(0.25)	2.00	2.62	29
2018	14.53	(0.13)	0.60	0.47	—	(0.80)	(0.80)	0.00	14.20	3.11	9,176	(0.85)	2.00	2.48	8
2017	13.47	(0.07)	1.70	1.63	—	(0.57)	(0.57)	0.00	14.53	12.29	10,815	(0.49)	2.14	2.42	18
2016	14.13	(0.14)	(0.22)	(0.36)	—	(0.30)	(0.30)	0.00	13.47	(2.60)	10,320	(1.05)	2.43	2.43	14
Class I
2021(d)	$10.70	$ 0.08	$2.63	$ 2.71	—	—	—	$0.00	$13.41	25.33%	$11,443	1.26%(e)	0.90%(e)	1.76%(e)	5%
2020	14.38	0.19(f)	(1.64)	(1.45)	$(0.12)	$(2.11)	$(2.23)	0.00	10.70	(13.32)	9,995	1.30(f)	0.97	1.67	18
2019	15.67	0.11	(0.38)	(0.27)	—	(1.02)	(1.02)	0.00	14.38	(1.68)	15,660	0.74	1.00	1.62	29
2018	15.87	0.03	0.65	0.68	(0.08)	(0.80)	(0.88)	0.00	15.67	4.17	19,155	0.18	1.00	1.48	8
2017	14.52	0.08	1.84	1.92	—	(0.57)	(0.57)	0.00	15.87	13.42	27,874	0.53	1.13	1.42	18
2016	15.06	(0.01)	(0.23)	(0.24)	—	(0.30)	(0.30)	0.00	14.52	(1.63)	20,582	(0.04)	1.43	1.43	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method. (b) Amount represents less than $0.005 per share.
(c)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios. (d) For the six months ended September 30, 2020, unaudited.

(e)	Annualized.
(f)

Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), respectively.

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. Gabelli ESG Fund, Inc., incorporated on March 1, 2007 in Maryland, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 1, 2007. The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$32,578,169	—	$32,578,169
U.S. Government Obligations	—	$209,965	209,965
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$32,578,169	$209,965	$32,788,134

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at September 30, 2020 or March 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended September 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2020, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to the earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended March 31, 2020 was as follows:

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Year Ended
March 31, 2020
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$233,899
Net long term capital gains	5,824,793

Total distributions paid	$6,058,692

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2020:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$25,867,929	$9,476,830	$(2,556,625)	$6,920,205

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended September 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least July 31, 2021, at no more than 0.90% of the value of the Fund’s average daily net assets for each of share class. During the

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

six months ended September 30, 2020, the Adviser reimbursed the Fund in the amount of $181,283. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At September 30, 2020, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $812,497:

For the fiscal year ended March 31, 2019, expiring March 31, 2021	$310,905
For the fiscal year ended March 31, 2020, expiring March 31, 2022	94,174
For the fiscal year ended March 31, 2020, expiring March 31, 2023	226,135
For the six months ended September 30, 2020, expiring March 31, 2024	181,283

Total	$812,497

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings and the Chairman of each committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended September 30, 2020, other than short term securities and U.S. Government obligations, aggregated $1,720,632 and $4,717,872, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended September 30, 2020, the Fund paid $322 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $319 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended September 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $760.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended September 30, 2020.

7. Capital Stock. The Fund offered four classes of shares – Class AAA Shares, Class A Shares, Class C

Shares, and Class I Shares. Class T Shares were liquidated on September 21, 2018. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2020 and the fiscal year ended March 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	September 30, 2020		Year Ended
	(Unaudited)		March 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,008	$35,574	18,938	$265,199
Shares issued upon reinvestment of distributions	—	—	120,887	1,589,667
Shares redeemed	(38,158)	(471,579)	(215,973)	(2,905,102)

Net decrease	(35,150)	$(436,005)	(76,148)	$(1,050,236)

Class A
Shares sold	26,007	$325,678	107,141	$1,532,777
Shares issued upon reinvestment of distributions	—	—	99,817	1,311,601
Shares redeemed	(72,788)	(905,491)	(128,510)	(1,773,655)

Net increase/decrease	(46,781)	$(579,813)	78,448	$1,070,723

Class C
Shares sold	—	$—	9,382	$116,454
Shares issued upon reinvestment of distributions	—	—	72,719	860,265
Shares redeemed	(103,040)	(1,142,706)	(226,037)	(2,823,478)

Net decrease	(103,040)	$(1,142,706)	(143,936)	$(1,846,759)

Class I
Shares sold	35,668	$442,300	74,633	$1,091,141
Shares issued upon reinvestment of distributions	—	—	147,600	1,997,030
Shares redeemed	(116,845)	(1,447,512)	(376,879)	(5,317,160)

Net decrease	(81,177)	$(1,005,212)	(154,646)	$(2,228,989)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Investment Advisory Agreement (the Advisory Agreement), the Board, including a majority of the Directors who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), considered the following information at a meeting on May 12, 2020:

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY Mellon, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Funds and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, and five year average annual total return for the periods ended March 31, 2020. The Board noted that generally it placed greater emphasis on the Fund’s longer term performance; however, it noted the shift in investment strategy away from green investing will make the long term performance less relevant than the short term performance. The peer group considered by the Board Members was developed by the Adviser and was comprised

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

of other social criteria funds. The Board Members also reviewed the performance of the Broadridge peer group in the Meeting Materials. Fund Counsel instructed the Board that they should consider both peer groups. The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund against the Performance Peer group, the Board Members noted that the Fund’s performance was below the median for the one, three, five, and ten year periods. In reviewing the performance of the Fund against the Broadridge peer group, the Board Members noted that the Fund’s performance was above the median for the one, three, and five year periods and below the median for the ten year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group and the Broadridge peer group, respectively.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee was lower than the median and the expense ratio was higher than the median when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same as or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2019. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI ESG FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s ESG equity products. He is a graduate of Fairfield University with a BA in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Ian Lapey joined Gabelli Funds, LLC, in October 2018 as a portfolio manager. Prior to joining Gabelli Funds, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and Chief	President
Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.	Peter Goldstein
Clarence A. Davis	Secretary
Former Chief	Richard J. Walz
Executive Officer,	Chief Compliance Officer
Nestor, Inc.
Vincent D. Enright	DISTRIBUTOR
Former Senior Vice
President and	G.distributors, LLC
Chief Financial Officer,
KeySpan Corp.	CUSTODIAN
William F. Heitmann	The Bank of New York Mellon
Former Senior Vice
President of Finance,	TRANSFER AGENT AND
Verizon Communications, Inc.	DIVIDEND DISBURSING AGENT
Anthonie C. van Ekris	DST Asset Manager
Chairman,	Solutions, Inc.
BALMAC International, Inc.
LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli ESG Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q130SR

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli ESG Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date December 4, 2020

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date December 4, 2020

* Print the name and title of each signing officer under his or her signature.